Stock Option Plans - Additional Information (Detail) (USD $)	3 Months Ended	12 Months Ended				3 Months Ended		12 Months Ended			3 Months Ended	12 Months Ended			1 Months Ended						3 Months Ended	12 Months Ended					3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012 OptionPlans	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Mar. 31, 2013 Employees	Mar. 31, 2012 Employees	Dec. 31, 2012 Employees	Dec. 31, 2011 Employees	Dec. 31, 2010 Employees	Mar. 31, 2013 Non-employees	Dec. 31, 2012 Non-employees	Dec. 31, 2011 Non-employees	Dec. 31, 2010 Non-employees	Apr. 17, 2013 Subsequent Event	Apr. 10, 2013 Subsequent Event	Mar. 31, 2013 2008 Stock Option Plan	Dec. 31, 2012 2008 Stock Option Plan	Apr. 01, 2010 2008 Stock Option Plan	Apr. 29, 2008 2008 Stock Option Plan	Mar. 31, 2013 2008 Stock Option Plan Maximum	Dec. 31, 2012 2008 Stock Option Plan Maximum	Mar. 31, 2013 2011 Equity Incentive Plan	Dec. 31, 2012 2011 Equity Incentive Plan	Oct. 12, 2012 2011 Equity Incentive Plan	Jun. 30, 2011 2011 Equity Incentive Plan	Mar. 31, 2013 Stock Option Exchange Program Strike price of $25.00 or more	Dec. 31, 2012 Stock Option Exchange Program Strike price of $25.00 or more	Mar. 31, 2013 Stock Option Exchange Program Strike price of $12.50	Dec. 31, 2012 Stock Option Exchange Program Strike price of $12.50	Dec. 31, 2011 Amended	Dec. 31, 2011 Before Amendment	Dec. 31, 2011 After Amendment
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Issuance of common stock																							350,000	350,000	350,000	150,000
Shares of common stock reserved for issuance																			550,000	251,475
Options granted exercisable period																					10 years	10 years
Shares available for future awards																	81,993	76,660					350,000	350,000
Additional shares available for future awards	53,500	49,100													5,850
Option issued	80,000	80,000												80,000
Exercise price	$ 12.56	$ 12.76	$ 12.85	$ 10.90	$ 4																						$ 25.00	$ 25.00	$ 12.50	$ 12.50		$ 4.00	$ 4.80
Exchange options for number of options held with exercise price equal to initial public offering price, Percentage																											60.00%	60.00%	80.00%	80.00%
Number of shares outstanding	548,007	553,340	559,990	511,660	220,000																						137,517	142,850	201,650	201,650	35,650
Outstanding stock options	548,007	553,340														336,300
Initial public offering exercisable lower price range																$ 12.50
Initial public offering exercisable upper price range																$ 33.80
Initial Offering, options exchanged																242,070
Exercise price option																$ 10.00
Approved options issued																53,500
Options issued, exercise price																$ 10.00
Estimated fair value of common stock	$ 9.70	$ 9.60	$ 33.80	$ 11.90			$ 23.35	$ 23.35	$ 10.60	$ 4.60
Unrecognized compensation cost related to nonvested stock options granted						$ 657,121		$ 846,810	$ 1,262,246		$ 54,700	$ 190,500	$ 1,061,270
Unrecognized compensation cost related to nonvested stock options granted expect to recognize, period (in years)						2 years 5 months 23 days		2 years 7 months 10 days	3 years 7 months 10 days		3 months	6 months	1 year 4 months 24 days
Options issued, exercise price		$ 33.80	$ 26.73	$ 14.35										$ 25.0
Equity incentive plans		2
Option exercised, amount received				1,600
Options exercised, total intrinsic value				$ 293,350
Surrendered shares				7,200